Derivatives and Hedging Activities (Tables)	12 Months Ended
Feb. 01, 2014
Interest Rate Risk Associated with Future Interest Payments on Variable-Rate Debt

As of February 1, 2014, the Company was party to two outstanding interest rate cap agreements to manage the interest rate risk associated with future interest payments on variable-rate debt. Each interest rate cap agreement has a notional principal amount of $450.0 million, a cap rate of 7.0% and terminates on May 31, 2015.

(in thousands)
Fair Values of Derivative Instruments
Asset Derivatives
	February 1, 2014		February 2, 2013
Derivatives Not Designated as Hedging Instruments Under Topic No. 815	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest Rate Cap Agreements	Other Assets	$1	Other Assets	$69

(in thousands)
Liability Derivatives
	February 1, 2014		February 2, 2013
Derivatives Not Designated as Hedging Instruments Under Topic No. 815	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest Rate Cap Agreements	Other Liabilities	$—	Other Liabilities	$—

	(in thousands)
	(Gain) or Loss on Derivative Instruments
	Location of (Gain) or Loss Recognized in Income on Derivatives	Amount of (Gain) or Loss Recognized in Income on Derivatives
		Year Ended
Derivatives Not Designated as Hedging Instruments Under Topic No. 815		February 1, 2014	February 2, 2013	January 28, 2012
Interest Rate Cap Agreements	Interest Expense	$68	$45	$3,165